Loans receivable	12 Months Ended
Dec. 31, 2017
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Loans receivable
8.	Loans receivable

	2017	2016
Loan receivable from Evergreen Medicinal Supply Inc. (“Evergreen”) (i)	$309	$265
Loan receivable from Vert/Green Medical Inc. (“Vert”) (ii)	—	375

	309	640
Add: Accrued interest	5	92

	314	732
Less: Principal and interest received	—	(423)

Loans receivable	$314	$309

(i)	The loan is due on demand, bearing interest at 8% per year, calculated and payable annually in arrears.
(ii)

During the year ended December 31, 2016, the full amount of the loan plus accrued interest was repaid and the previously recorded impairment loss was reversed. The loan was due on demand, and bore interest at 8% per year, calculated and payable semi-annually in arrears.